Shareholder Report	12 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Ultra-Short Income Fund
Class Name	Class A
Trading Symbol	ARMZX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	0.65%
[1]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class A shares of Western Asset Ultra-Short Income Fund returned 6.84%. The Fund compares its performance to the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Structured product sector exposure, led by asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), as spreads tightened across the sector

↑	An overweight to investment-grade (IG) and high-yield credit as spreads tightened

Top detractors from performance:
↓	Interest rate positioning, mainly due to yield curve positioning, as the 1-year/5-year curve steepened
Use of derivatives and the impact on performance:
Interest rate futures, options and swaps were used to manage duration and yield curve exposure, which helped performance. Credit default swaps on IG indices were used to manage credit exposures and had a slightly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	6.84	2.26	2.13
Class A (with sales charge)	6.84	2.26	2.13
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 444,986,918
Holdings Count | $ / shares	457	[2]
Advisory Fees Paid, Amount	$ 1,061,189
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$444,986,918
Total Number of Portfolio Holdings*	457
Total Management Fee Paid	$1,061,189
Portfolio Turnover Rate	38%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan and Nicholas Mastroianni.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Ultra-Short Income Fund
Class Name	Class C
Trading Symbol	LWAIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$144	1.40%
[3]
Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class C shares of Western Asset Ultra-Short Income Fund returned 6.00%. The Fund compares its performance to the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Structured product sector exposure, led by asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), as spreads tightened across the sector

↑	An overweight to investment-grade (IG) and high-yield credit as spreads tightened

Top detractors from performance:
↓	Interest rate positioning, mainly due to yield curve positioning, as the 1-year/5-year curve steepened
Use of derivatives and the impact on performance:
Interest rate futures, options and swaps were used to manage duration and yield curve exposure, which helped performance. Credit default swaps on IG indices were used to manage credit exposures and had a slightly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	6.00	1.81	1.49
Class C (with sales charge)	5.00	1.81	1.49
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 444,986,918
Holdings Count | $ / shares	457	[4]
Advisory Fees Paid, Amount	$ 1,061,189
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$444,986,918
Total Number of Portfolio Holdings*	457
Total Management Fee Paid	$1,061,189
Portfolio Turnover Rate	38%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan and Nicholas Mastroianni.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	Western Asset Ultra-Short Income Fund
Class Name	Class C1
Trading Symbol	ARMGX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$142	1.38%
[5]
Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class C1 shares of Western Asset Ultra-Short Income Fund returned 6.08%. The Fund compares its performance to the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Structured product sector exposure, led by asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), as spreads tightened across the sector

↑	An overweight to investment-grade (IG) and high-yield credit as spreads tightened

Top detractors from performance:
↓	Interest rate positioning, mainly due to yield curve positioning, as the 1-year/5-year curve steepened
Use of derivatives and the impact on performance:
Interest rate futures, options and swaps were used to manage duration and yield curve exposure, which helped performance. Credit default swaps on IG indices were used to manage credit exposures and had a slightly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class C1 (without sales charge)	6.08	1.68	1.55
Class C1 (with sales charge)	6.08	1.68	1.55
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 444,986,918
Holdings Count | $ / shares	457	[6]
Advisory Fees Paid, Amount	$ 1,061,189
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$444,986,918
Total Number of Portfolio Holdings*	457
Total Management Fee Paid	$1,061,189
Portfolio Turnover Rate	38%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan and Nicholas Mastroianni.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Ultra-Short Income Fund
Class Name	Class I
Trading Symbol	SBAYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$39	0.38%
[7]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class I shares of Western Asset Ultra-Short Income Fund returned 7.13%. The Fund compares its performance to the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Structured product sector exposure, led by asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), as spreads tightened across the sector

↑	An overweight to investment-grade (IG) and high-yield credit as spreads tightened

Top detractors from performance:
↓	Interest rate positioning, mainly due to yield curve positioning, as the 1-year/5-year curve steepened
Use of derivatives and the impact on performance:
Interest rate futures, options and swaps were used to manage duration and yield curve exposure, which helped performance. Credit default swaps on IG indices were used to manage credit exposures and had a slightly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class I (without sales charge)	7.13	2.55	2.37
Class I (with sales charge)	7.13	2.55	2.37
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 444,986,918
Holdings Count | $ / shares	457	[8]
Advisory Fees Paid, Amount	$ 1,061,189
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$444,986,918
Total Number of Portfolio Holdings*	457
Total Management Fee Paid	$1,061,189
Portfolio Turnover Rate	38%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan and Nicholas Mastroianni.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Ultra-Short Income Fund
Class Name	Class IS
Trading Symbol	ARMLX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$36	0.35%
[9]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class IS shares of Western Asset Ultra-Short Income Fund returned 7.16%. The Fund compares its performance to the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Structured product sector exposure, led by asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), as spreads tightened across the sector

↑	An overweight to investment-grade (IG) and high-yield credit as spreads tightened

Top detractors from performance:
↓	Interest rate positioning, mainly due to yield curve positioning, as the 1-year/5-year curve steepened
Use of derivatives and the impact on performance:
Interest rate futures, options and swaps were used to manage duration and yield curve exposure, which helped performance. Credit default swaps on IG indices were used to manage credit exposures and had a slightly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class IS (without sales charge)	7.16	2.59	2.42
Class IS (with sales charge)	7.16	2.59	2.42
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 444,986,918
Holdings Count | $ / shares	457	[10]
Advisory Fees Paid, Amount	$ 1,061,189
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$444,986,918
Total Number of Portfolio Holdings*	457
Total Management Fee Paid	$1,061,189
Portfolio Turnover Rate	38%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan and Nicholas Mastroianni.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased option contracts, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased option contracts, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased option contracts, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased option contracts, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased option contracts, if any.